Trade and Other Receivables - Summary of Detailed Information About Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Trade and other receivables [abstract]
Trade receivables	$ 50,851	$ 23,441
Derivative asset	0	257
Other receivables	2,235	730
Allowance for doubtful accounts	(364)	(315)
Trade and other receivables	$ 52,722	$ 24,113